SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Cash, Cash Equivalents and Restricted Cash) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Cash and Cash equivalents	$ 7,703	$ 7,685	$ 8,572
Restricted cash included current assets	350	350	350
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$ 8,053	$ 8,035	$ 8,922	$ 6,997